Provisions for non-income tax risks	6 Months Ended
Jun. 30, 2023
Provisions for non-income tax risks
Provisions for non-income tax risks

21.Provisions for non-income tax risks

The provisions consist of probable tax risks of Lightmap Ltd of 1,336. The Group recognizes the indemnification asset in the same amount in its interim condensed consolidated statement of financial position.

It is mainly related to the acquired company’s indirect taxes risks together with the interest and penalties accrued which could be claimed by the relevant tax authorities.